VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 0.6%
Bank of Chengdu Co. Ltd.	38,000	$86,982
Capital Goods: 7.8%
Beijing New Building Materials Plc	18,200	61,291
Guangdong Lingxiao Pump Industry Co. Ltd.	5,400	15,182
Guangdong Yizumi Precision Machinery Co. Ltd.	6,600	16,861
Guangzhou KDT Machinery Co. Ltd.	7,560	13,613
Hangzhou Weiguang Electronic Co. Ltd.	2,700	9,731
Hangzhou Zhongtai Cryogenic Technology Corp.	4,900	9,164
IFE Elevators Co. Ltd.	7,600	7,221
Jiangsu Hengli Hydraulic Co. Ltd.	25,844	163,346
Jingjin Equipment, Inc.	4,600	17,087
Keda Industrial Group Co. Ltd.	26,800	62,407
Naipu Mining Machinery Co. Ltd. *	1,100	4,604
Nantong Jianghai Capacitor Co. Ltd.	10,400	35,143
Shanghai Hanbell Precise Machinery Co. Ltd.	12,900	41,149
TBEA Co. Ltd.	74,900	226,192
TKD Science and Technology Co. Ltd. *	3,600	9,698
Warom Technology, Inc. Co.	3,300	10,022
Wuxi Shangji Automation Co. Ltd.	2,940	55,238
Xinjiang Daqo New Energy Co.,Ltd.	40,300	276,029
Xinte Energy Co. Ltd.	30,400	63,970
Zhuzhou Huarui Precision Cutting Tools Co. Ltd.	900	12,494
Zhuzhou Kibing Group Co. Ltd.	33,600	45,150
		1,155,592
Commercial & Professional Services: 0.1%
Shanghai Foreign Service Holding Group Co. Ltd.	25,400	18,548
Consumer Durables & Apparel: 6.0%
Biem.L.Fdlkk Garment Co. Ltd.	9,500	29,266
Chow Tai Seng Jewellery Co. Ltd.	9,000	14,613
DR Corp. Ltd.	9,500	57,805
Ecovacs Robotics Co. Ltd.	3,500	32,570
Huali Industrial Group Co. Ltd.	46,300	310,741
Li Ning Co. Ltd. *	53,000	402,145
Tonze New Energy Technology Co. Ltd.	5,700	14,429
Yantai Tayho Advanced Materials Co. Ltd.	13,600	31,056
		892,625
Diversified Financials: 1.2%
CSC Financial Co. Ltd. 144A	122,000	92,975
	Number of Shares	Value
Diversified Financials (continued)
Hithink RoyalFlush Information Network Co. Ltd.	7,724	$83,560
		176,535
Energy: 9.8%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd.	12,200	13,569
Guanghui Energy Co. Ltd.	90,600	156,368
Guizhou Panjiang Refined Coal Co. Ltd.	17,500	20,698
Inner Mongolia Yitai Coal Co. Ltd.	56,000	84,043
Jinneng Holding Shanxi Coal Industry Co. Ltd.	15,300	37,349
Jizhong Energy Resources Co. Ltd.	28,400	28,751
PetroChina Co. Ltd.	1,774,000	725,170
Pingdingshan Tianan Coal Mining Co. Ltd.	29,000	55,385
Shaanxi Coal Industry Co. Ltd.	61,200	195,124
Shandong Sunway Chemical Group Co. Ltd.	17,800	16,108
Shanxi Lanhua Sci-Tech Venture Co. Ltd.	14,300	31,177
Shanxi Lu’an Environmental Energy Development Co. Ltd.	25,800	61,050
ZJMI Environmental Energy Co. Ltd.	12,400	28,997
		1,453,789
Food, Beverage & Tobacco: 16.8%
Anhui Yingjia Distillery Co. Ltd.	4,300	33,745
Cheng De Lolo Co. Ltd. *	12,800	14,555
China Feihe Ltd. 144A *	93,000	64,932
Chongqing Brewery Co. Ltd.	4,400	68,851
Jiangsu King’s Luck Brewery JSC Ltd.	10,900	69,879
JiuGui Liquor Co. Ltd.	5,000	87,855
Luzhou Laojiao Co. Ltd.	15,328	495,364
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	8,395	355,400
Sichuan Swellfun Co. Ltd.	3,700	32,418
Tongwei Co. Ltd.	55,100	360,880
Want Want China Holdings Ltd.	92,000	60,080
Wuliangye Yibin Co. Ltd.	35,430	838,315
		2,482,274
Health Care Equipment & Services: 6.0%
Andon Health Co. Ltd.	5,800	35,366
Dian Diagnostics Group Co. Ltd.	11,000	44,675
Guangzhou Kingmed Diagnostics Group Co. Ltd.	5,600	49,529
Guangzhou Wondfo Biotech Co. Ltd.	6,630	27,154
Hangzhou Alltest Biotech Co. Ltd.	700	10,391
Intco Medical Technology Co. Ltd.	12,480	34,780
Jafron Biomedical Co. Ltd.	12,950	88,003
Jiangsu Bioperfectus Technologies Co. Ltd.	877	12,874

1

VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Health Care Equipment & Services (continued)
JiangXi Sanxin Medtec Co. Ltd.	7,100	$9,093
Sansure Biotech, Inc.	5,876	18,694
Shanghai Kindly Enterprise Development Group Co. Ltd.	5,600	11,955
Shanghai MicroPort Endovascular MedTech Group Co. Ltd.	1,400	31,055
Shanghai ZJ Bio-Tech Co. Ltd.	3,355	16,373
Shenzhen Bioeasy Biotechnology Co. Ltd.	4,100	9,603
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	9,344	390,949
Shenzhen YHLO Biotech Co. Ltd.	7,400	18,230
Tofflon Science & Technology Group Co. Ltd.	7,800	28,466
Wuhan Easydiagnosis Biomedicine Co. Ltd.	2,300	17,981
Zhejiang Gongdong Medical Technology Co. Ltd.	2,500	39,043
		894,214
Household & Personal Products: 0.1%
Tongling Jieya Biologic Technology Co. Ltd.	1,900	8,677
Industrials: 0.0%
Sichuan Languang Justbon Services Group Co. Ltd. ∞	3,300	0
Materials: 20.5%
Anhui Guangxin Agrochemical Co. Ltd.	7,600	27,373
China Hongqiao Group Ltd.	59,600	48,788
China Jushi Co. Ltd.	52,300	96,237
China Northern Rare Earth Group High-Tech Co. Ltd.	45,700	169,451
City Development Environment Co. Ltd.	4,600	7,079
CNSIG Inner Mongolia Chemical Industry Co. Ltd.	17,900	37,490
DALIAN BAIAO CHEMICALS CO A	2,200	4,593
DeHua TB New Decoration Materials Co. Ltd.	8,200	9,940
Dongyue Group Ltd.	32,000	31,709
E-Commodities Holdings Ltd.	30,000	6,227
Epoxy Base Electronic Material Corp. Ltd.	10,700	7,867
Fufeng Group Ltd.	32,000	16,326
Fujian Yongan Forestry Group *	6,500	6,822
Ganfeng Lithium Co. Ltd.	43,100	450,499
Guangzhou Tinci Materials Technology Co. Ltd.	37,200	228,743
Hoshine Silicon Industry Co. Ltd.	4,200	64,366
Huafon Chemical Co. Ltd.	74,100	67,690
Hubei Yihua Chemical Industry Co. Ltd. *	12,900	28,562
	Number of Shares	Value
Materials (continued)
Hunan Haili Chemical Industry Co. Ltd. *	9,100	$8,929
Inner Mongolia ERDOS Resources Co. Ltd.	27,880	58,962
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd.	39,700	21,786
Jiangsu Changhai Composite Materials Co. Ltd.	7,300	14,057
Jiangsu Huachang Chemical Co. Ltd.	12,300	13,717
Jiangsu Sopo Chemical Co.	11,400	13,797
Jiangxi Chenguang New Materials Co. Ltd.	3,760	17,813
KBC Corp. Ltd.	1,210	50,350
Lier Chemical Co. Ltd.	9,300	24,594
Lihuayi Weiyuan Chemical Co. Ltd. *	12,400	38,125
Luoyang Jianlong Micro-Nano New Material Co. Ltd.	758	9,081
Luxi Chemical Group Co. Ltd.	28,900	52,316
Nantong Jiangshan Agrochemical & Chemical LLC	3,400	20,799
Perennial Energy Holdings Ltd.	10,000	1,034
Satellite Chemical Co. Ltd.	30,825	91,605
Shaanxi Xinghua Chemistry Co. Ltd.	7,100	5,179
Shandong Fiberglass Group Co. Ltd.	8,380	10,048
Shandong Haihua Co. Ltd.	12,500	13,704
Shandong Head Group Co. Ltd.	4,700	18,577
Shandong Hualu Hengsheng Chemical Co. Ltd.	33,300	135,515
Shandong Jinjing Science & Technology Co. Ltd.	22,300	27,162
Shanghai Chlor-Alkali Chemical Co. Ltd.	7,900	11,079
Shenghe Resources Holding Co. Ltd.	33,500	70,678
Shenma Industry Co. Ltd.	13,500	14,908
Sichuan Anning Iron and Titanium Co. Ltd.	4,700	21,790
Sichuan Hebang Biotechnology Co. Ltd.	123,400	55,394
Sichuan Meifeng Chemical IND	11,200	13,816
Sichuan Xinjinlu Group Co. Ltd. *	12,300	9,608
Sichuan Yahua Industrial Group Co. Ltd.	24,000	85,246
Suzhou TA&A Ultra Clean Technology Co. Ltd.	11,300	104,591
Wanhua Chemical Group Co. Ltd.	32,200	414,296
Xinjiang Xuefeng Sci-Tech Group Co. Ltd.	12,300	16,425
Zangge Mining Co. Ltd.	9,800	39,015
Zhejiang Jiahua Energy Chemical Industry Co. Ltd.	19,500	24,852

2

	Number of Shares	Value
Materials (continued)
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	14,400	$135,861
Zhejiang Oceanking Development Co. Ltd.	10,200	18,143
Zhejiang Xinan Chemical Industrial Group Co. Ltd.	19,640	43,318
		3,035,932
Media & Entertainment: 5.4%
G-bits Network Technology Xiamen Co. Ltd.	900	31,223
Heilongjiang Publishing & Media Co. Ltd.	10,800	13,620
Kingnet Network Co. Ltd. *	34,500	31,561
Lecron Industrial Development Group Co. Ltd. *	26,500	41,104
Shenzhen Shengxunda Technology Co. Ltd.	1,200	8,151
Tencent Holdings Ltd.	19,800	668,750
		794,409
Pharmaceuticals, Biotechnology: 0.5%
37 Interactive Entertainment Network Technology Group Co. Ltd.	33,900	82,502
Pharmaceuticals, Biotechnology & Life Sciences: 7.6%
Beijing Hotgen Biotech Co. Ltd.	1,145	8,646
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd.	9,961	159,358
Changchun High & New Technology Industry Group, Inc.	6,900	164,381
Chengdu Kanghua Biological Products Co. Ltd.	1,800	21,774
China Medical System Holdings Ltd.	27,000	32,162
Chongqing Zhifei Biological Products Co. Ltd.	21,900	264,635
Daan Gene Co. Ltd.	31,000	71,957
Getein Biotech, Inc.	6,100	9,869
Guangdong Hybribio Biotech Co. Ltd.	8,400	21,041
Hainan Poly Pharm Co. Ltd.	7,600	26,346
Hangzhou Biotest Biotech Co. Ltd.	2,383	15,703
Hubei Jumpcan Pharmaceutical Co. Ltd.	6,500	20,814
Jenkem Technology Co. Ltd.	604	14,403
Porton Pharma Solutions Ltd.	6,400	41,661
Shandong WIT Dyne Health Co. Ltd.	4,000	23,164
Shenyang Xingqi Pharmaceutical Co. Ltd.	1,700	21,574
Tonghua Dongbao Pharmaceutical Co. Ltd.	28,200	34,044
Xiamen Amoytop Biotech Co. Ltd.	2,800	12,417
Zhejiang Garden Bio-Chemical High-tech Co. Ltd.	7,100	16,659
Zhejiang NHU Co. Ltd.	36,092	112,159
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Zhejiang Orient Gene Biotech Co. Ltd.	3,203	$33,743
		1,126,510
Real Estate: 1.3%
A-Living Smart City Services Co. Ltd. 144A †	14,750	11,602
CIFI Ever Sunshine Services Group Ltd.	20,000	7,386
Country Garden Services Holdings Co. Ltd.	46,000	67,159
Evergrande Property Services Group Ltd. 144A * †∞	44,000	3,966
Longfor Group Holdings Ltd. 144A	32,000	91,727
Tianjin Jinbin Development Co. Ltd. *	29,600	9,918
		191,758
Retailing: 0.3%
Easyhome New Retail Group Co. Ltd.	57,500	30,336
Focus Technology Co. Ltd.	4,800	8,341
		38,677
Semiconductors & Semiconductor Equipment: 11.2%
Amlogic Shanghai Co. Ltd. *	3,700	33,530
GigaDevice Semiconductor, Inc.	10,780	140,616
LONGi Green Energy Technology Co. Ltd.	112,390	750,007
SG Micro Corp.	5,200	102,391
Shanghai Bright Power Semiconductor Co. Ltd.	1,429	17,661
Shanghai Fullhan Microelectronics Co. Ltd.	2,500	19,204
Shenzhen Sunmoon Microelectronics Co. Ltd.	1,566	10,941
StarPower Semiconductor Ltd.	2,200	99,223
Suzhou Novosense Microelectronics Co. Ltd.	2,400	100,987
Thinkon Semiconductor Jinzhou Corp.	2,100	12,014
Unigroup Guoxin Microelectronics Co. Ltd.	14,000	282,626
Wuxi ETEK Microelectronics Co. Ltd.	1,120	10,078
Yangling Metron New Material, Inc.	5,400	42,820
Yangzhou Yangjie Electronic Technology Co. Ltd.	5,500	37,840
		1,659,938
Software & Services: 0.3%
Chinasoft International Ltd. *	60,000	36,649
Sichuan Jiuyuan Yinhai Software Co. Ltd.	5,100	8,784
		45,433
Technology Hardware & Equipment: 2.0%
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd.	2,700	46,389
Eoptolink Technology, Inc. Ltd.	10,023	29,605

3

VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Technology Hardware & Equipment (continued)
Maxscend Microelectronics Co. Ltd.	6,220	$76,735
Sihui Fuji Electronic Technology Co. Ltd.	2,000	8,859
Suzhou Etron Technologies Co. Ltd.	1,300	5,192
Wuxi Xinje Electric Co. Ltd.	1,400	6,776
Yealink Network Technology Corp. Ltd.	10,000	88,246
Zhuzhou Hongda Electronics Corp. Ltd.	5,000	31,040
		292,842
Transportation: 2.3%
Anhui Expressway Co. Ltd.	6,700	6,249
Antong Holdings Co. Ltd. *	90,800	47,683
Bondex Supply Chain Management Co. Ltd.	4,600	10,355
COSCO SHIPPING Holdings Co. Ltd.	148,000	226,971
Eastern Air Logistics Co. Ltd.	8,400	18,622
	Number of Shares	Value
Transportation (continued)
Shanghai Zhonggu Logistics Co. Ltd.	15,900	$32,571
		342,451
Utilities: 0.2%
Ningbo Shimao Energy Co. Ltd.	3,500	8,016
Xinjiang Xintai Natural Gas Co. Ltd.	6,400	19,841
		27,857
Total Common Stocks (Cost: $17,316,302)		14,807,545

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $247)
State Street Navigator Securities Lending Government Money Market Portfolio	247	247
Total Investments: 100.0% (Cost: $17,316,549)		14,807,792
Other assets less liabilities: 0.0%		3,274
NET ASSETS: 100.0%		$14,811,066

Footnotes:

*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $14,023.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $265,202, or 1.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	5.4%	$794,409
Consumer Discretionary	6.3	931,302
Consumer Staples	16.9	2,490,951
Energy	9.8	1,453,789
Financials	1.8	263,517
Health Care	14.1	2,103,226
Industrials	10.2	1,516,591
Information Technology	13.5	1,998,213
Materials	20.5	3,035,932
Real Estate	1.3	191,758
Utilities	0.2	27,857
	100.0%	$14,807,545
4